Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property And Equipment [Abstract]
Schedule Of Property And Equipment

	2014	2013
Computer equipment	$71,700	$61,348
Production equipment	24,266	20,870
Office equipment, furniture and fixtures	12,019	10,661
Software	147,211	117,265
Technology	171,433	156,107
Leasehold improvements	36,105	35,700
Construction in process	25,077	29,272
	487,811	431,223
Less accumulated depreciation	(243,658)	(161,753)
Property and equipment, net	$244,153	$269,470